Property, plant and equipment - Activity - (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) item	Dec. 31, 2015 item
Changes in intangible assets and goodwill
Beginning balance	€ 842,000
Ending balance	1,111,000	€ 842,000
Changes in property, plant and equipment
Balance, at beginning of the period	23,521,000
Balance, at end of the period	€ 27,698,000	€ 23,521,000
Additional information
Number of leased printers | item	2	1	5
Number of active leasing contracts | item	4	5
Number of leased 3D printers used in Services segment | item	1
Number of leased 3D printers used for research and development | item	2
Number of sub-leased printers | item		1
Number of refurbished printers sold to customers under finance lease agreements | item	5	3
Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	€ 3,567,000	€ 3,328,000
Additions	465,000	384,000
Disposals	57,000
Transfer	0
FX	(5,000)	(144,000)
Ending balance	1,651,000	3,567,000
Changes in property, plant and equipment
Balance, at beginning of the period	34,843,000	31,202,000
Additions	9,269,000	5,262,000
Disposals	3,258,000	1,318,000
Transfers	0
FX	(616,000)	(302,000)
Balance, at end of the period	40,238,000	34,843,000
Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(2,725,000)	(1,427,000)
Additions	(192,000)	(128,000)
Disposals	(56,000)	(40,000)
Transfer	0
Impairment		(1,130,000)
FX	2,000
Ending balance	(540,000)	(2,725,000)
Changes in property, plant and equipment
Balance, at beginning of the period	(11,322,000)	(9,818,000)
Additions	(2,971,000)	(2,414,000)
Disposals	(1,607,000)	(768,000)
Transfers	0
FX	146,000	(142,000)
Balance, at end of the period	(12,540,000)	(11,322,000)
Property, plant and equipment apart from those under operating leases
Changes in property, plant and equipment
Balance, at beginning of the period	22,466,000
Balance, at end of the period	26,914,000	22,466,000
Property, plant and equipment apart from those under operating leases | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	32,585,000	28,402,000
Additions	9,146,000	5,221,000
Disposals	3,258,000	1,318,000
Transfers	273,000	585,000
FX	(606,000)	(304,000)
Balance, at end of the period	38,140,000	32,585,000
Property, plant and equipment apart from those under operating leases | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(10,119,000)	(8,577,000)
Additions	(2,662,000)	(2,030,000)
Disposals	(1,607,000)	(768,000)
Transfers	(196,000)	421,000
FX	144,000	(141,000)
Balance, at end of the period	(11,226,000)	(10,119,000)
Land, buildings and leasehold improvements
Changes in property, plant and equipment
Balance, at beginning of the period	12,020,000
Balance, at end of the period	17,415,000	12,020,000
Land, buildings and leasehold improvements | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	12,948,000	12,751,000
Additions	2,878,000	155,000
Disposals	30,000
Transfers	3,076,000
FX	(169,000)	42,000
Balance, at end of the period	18,703,000	12,948,000
Land, buildings and leasehold improvements | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(928,000)	(584,000)
Additions	(400,000)	(341,000)
Disposals	(30,000)
Transfers	0
FX	10,000	3,000
Balance, at end of the period	(1,288,000)	(928,000)
Plant and machinery
Changes in property, plant and equipment
Balance, at beginning of the period	5,731,000
Balance, at end of the period	8,012,000	5,731,000
Plant and machinery | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	13,160,000	12,822,000
Additions	5,780,000	1,332,000
Disposals	3,048,000	1,249,000
Transfers	429,000	553,000
FX	(376,000)	(298,000)
Balance, at end of the period	15,945,000	13,160,000
Plant and machinery | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(7,429,000)	(6,610,000)
Additions	(1,830,000)	(1,294,000)
Disposals	(1,408,000)	(753,000)
Transfers	(196,000)	393,000
FX	114,000	(115,000)
Balance, at end of the period	(7,933,000)	(7,429,000)
Other facilities, factory and office equipment
Changes in property, plant and equipment
Balance, at beginning of the period	1,466,000
Balance, at end of the period	1,479,000	1,466,000
Other facilities, factory and office equipment | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	3,228,000	2,727,000
Additions	479,000	548,000
Disposals	180,000	34,000
Transfers	4,000	35,000
FX	(47,000)	(48,000)
Balance, at end of the period	3,484,000	3,228,000
Other facilities, factory and office equipment | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(1,762,000)	(1,383,000)
Additions	(432,000)	(395,000)
Disposals	(169,000)	(15,000)
Transfers	0	28,000
FX	20,000	(29,000)
Balance, at end of the period	(2,005,000)	(1,762,000)
Assets under construction and prepayments made
Changes in property, plant and equipment
Balance, at beginning of the period	3,249,000
Balance, at end of the period	8,000	3,249,000
Assets under construction and prepayments made | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	3,249,000	101,000
Additions	9,000	3,186,000
Disposals	0	35,000
Transfers	(3,236,000)	(3,000)
FX	(14,000)
Balance, at end of the period	8,000	3,249,000
Assets under construction and prepayments made | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	0	0
Additions	0
Disposals	0
Transfers	0
FX	0
Balance, at end of the period	0	0
Leased assets
Changes in property, plant and equipment
Balance, at beginning of the period	1,055,000
Balance, at end of the period	784,000	1,055,000
Leased assets | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	2,258,000	2,800,000
Additions	123,000	41,000
Disposals	0
Transfers	(273,000)	(585,000)
FX	(10,000)	2,000
Balance, at end of the period	2,098,000	2,258,000
Leased assets | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(1,203,000)	(1,241,000)
Additions	(309,000)	(384,000)
Disposals	0
Transfers	196,000	(421,000)
FX	2,000	(1,000)
Balance, at end of the period	(1,314,000)	(1,203,000)
Software
Changes in intangible assets and goodwill
Beginning balance	515,000
Ending balance	573,000	515,000
Software | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	798,000	461,000
Additions	137,000	229,000
Disposals	17,000
Transfer	91,000	109,000
FX	(5,000)	(1,000)
Ending balance	1,004,000	798,000
Software | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(283,000)	(182,000)
Additions	(166,000)	(101,000)
Disposals	(16,000)
Transfer	0
FX	2,000
Ending balance	(431,000)	(283,000)
Licenses
Changes in intangible assets and goodwill
Beginning balance	162,000
Ending balance	136,000	162,000
Licenses | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	245,000	245,000
Additions	0
Disposals	0
Transfer	0
FX	0
Ending balance	245,000	245,000
Licenses | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(83,000)	(56,000)
Additions	(26,000)	(27,000)
Disposals	0
Transfer	0
FX	0
Ending balance	(109,000)	(83,000)
Order backlog | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	103,000	103,000
Ending balance		103,000
Order backlog | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(103,000)	(103,000)
Ending balance		(103,000)
Customer list | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	622,000	622,000
Ending balance		622,000
Customer list | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(622,000)	(622,000)
Ending balance		(622,000)
Digital library | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	464,000	464,000
Ending balance		464,000
Digital library | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(464,000)	(464,000)
Ending balance		(464,000)
Prepayments made on intangible assets
Changes in intangible assets and goodwill
Beginning balance	165,000
Ending balance	402,000	165,000
Prepayments made on intangible assets | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	205,000	159,000
Additions	328,000	155,000
Disposals	40,000
Transfer	(91,000)	(109,000)
FX	0
Ending balance	402,000	205,000
Prepayments made on intangible assets | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(40,000)
Additions	0
Disposals	(40,000)	(40,000)
Transfer	0
FX	0
Ending balance	0	(40,000)
Goodwill | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	1,130,000	1,273,000
FX		(143,000)
Ending balance		1,130,000
Goodwill | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(1,130,000)
Impairment		(1,130,000)
Ending balance		(1,130,000)
Intangible assets excluding order backlog, customer list, digital library and goodwill | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	1,248,000
Ending balance		1,248,000
Intangible assets excluding order backlog, customer list, digital library and goodwill | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(406,000)
Ending balance		(406,000)
Systems
Changes in property, plant and equipment
Balance, at beginning of the period	9,936,000	9,002,000
Balance, at end of the period	13,070,000	9,936,000
Services
Changes in property, plant and equipment
Balance, at beginning of the period	13,585,000	12,381,000
Balance, at end of the period	€ 14,628,000	€ 13,585,000